IMPAIRMENT OF VESSELS	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF VESSELS	IMPAIRMENT OF VESSELS
In March 2023, we entered into an agreement to sell two Capesize vessels, Golden Feng and Golden Shui, to an unrelated third party for an aggregate net sale price of $43.6 million. The vessels were delivered to their new owners in May 2023. In the first quarter of 2023, we recorded an impairment loss of $11.8 million in connection to the sale. No impairment on vessels was recorded in 2022.